Deposits, Prepayments and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits for office spaces leases		$ 61	$ 91
Advance to vendors	[1]	1	1,015
Deductible VAT tax		1,020	688
Other current assets	[2]	83	88
Deposits, prepayments and other current assets, cost		1,165	1,882
Deposits, prepayments and other current assets, net		$ 1,165	$ 1,882

[1]	Advance to vendors mainly consists of advance payments to suppliers of cooling containers. All such containers were delivered in 2025.
[2]	Other current assets mainly consist of the advance payment to the power supplier in connection with the Company’s self-mining and tax refund.